John Hancock
Seaport Long/Short Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 77.1%		$356,608,283
(Cost $300,170,325)
Communication services 3.0%		13,805,334
Entertainment 1.7%
Liberty Media Corp.-Liberty Formula One, Series C (A)	28,689	2,320,079
Live Nation Entertainment, Inc. (A)	9,496	913,420
Netflix, Inc. (A)	3,730	2,343,746
Spotify Technology SA (A)	4,556	1,566,991
Take-Two Interactive Software, Inc. (A)	3,558	535,586
Ubisoft Entertainment SA (A)	9,218	189,369
Interactive media and services 1.0%
Alphabet, Inc., Class A	10,377	1,780,071
Alphabet, Inc., Class C	626	108,392
Meta Platforms, Inc., Class A	1,858	882,234
Pinterest, Inc., Class A (A)	71	2,268
Tencent Holdings, Ltd.	41,197	1,901,095
Media 0.1%
Omnicom Group, Inc.	2,744	269,022
Wireless telecommunication services 0.2%
T-Mobile US, Inc.	5,448	993,061
Consumer discretionary 6.1%		28,324,855
Automobile components 0.0%
Sumitomo Electric Industries, Ltd.	3,492	52,824
Broadline retail 3.9%
Alibaba Group Holding, Ltd.	356,962	3,512,586
Amazon.com, Inc. (A)	68,229	12,757,456
MercadoLibre, Inc. (A)	1,002	1,672,238
Hotels, restaurants and leisure 0.5%
DraftKings, Inc., Class A (A)	8,734	322,721
Dutch Bros, Inc., Class A (A)	19,732	754,749
Viking Holdings, Ltd. (A)	19,981	713,322
Wingstop, Inc.	2,098	784,400
Household durables 0.9%
Panasonic Holdings Corp.	68,491	561,022
Skyline Champion Corp. (A)	14,881	1,212,950
Sony Group Corp.	24,786	2,201,458
Textiles, apparel and luxury goods 0.8%
On Holding AG, Class A (A)	59,267	2,454,839
The Swatch Group AG, Bearer Shares	6,430	1,324,290
Consumer staples 2.2%		10,262,931
Consumer staples distribution and retail 0.2%
Target Corp.	4,869	732,346
Food products 0.3%
Archer-Daniels-Midland Company	7,651	474,439
Freshpet, Inc. (A)	8,138	990,395
Household products 0.1%
Reckitt Benckiser Group PLC	8,414	452,620
Personal care products 1.2%
e.l.f. Beauty, Inc. (A)	15,748	2,717,790
Haleon PLC	393,179	1,763,566
2	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Personal care products (continued)
Unilever PLC	16,711	$1,026,969
Tobacco 0.4%
British American Tobacco PLC	59,322	2,104,806
Energy 3.2%		14,978,799
Energy equipment and services 0.1%
Seadrill, Ltd. (A)	9,602	528,206
Oil, gas and consumable fuels 3.1%
Antero Resources Corp. (A)	33,320	966,946
ARC Resources, Ltd.	58,482	1,011,940
Chesapeake Energy Corp. (B)	16,919	1,291,427
ConocoPhillips	9,937	1,104,994
Phillips 66	2,941	427,857
Reliance Industries, Ltd.	94,326	3,398,591
Shell PLC	33,963	1,238,423
Targa Resources Corp.	7,656	1,035,704
Viper Energy, Inc.	93,150	3,974,711
Financials 17.7%		81,791,706
Banks 8.7%
AIB Group PLC	98,369	564,253
Banca Monte dei Paschi di Siena SpA	173,812	948,467
Banco Bradesco SA, ADR	584,534	1,297,665
Banco de Sabadell SA	207,168	437,175
Barclays PLC	516,100	1,543,297
BAWAG Group AG (A)(C)	25,108	1,833,636
Citizens Financial Group, Inc.	104,279	4,449,585
Commerzbank AG	23,407	381,592
Concordia Financial Group, Ltd.	100,700	634,663
Erste Group Bank AG	14,135	735,250
FinecoBank SpA	45,919	779,531
Hokuhoku Financial Group, Inc.	26,077	364,675
JPMorgan Chase & Co.	24,496	5,212,749
Kyoto Financial Group, Inc.	25,300	472,538
Mebuki Financial Group, Inc.	133,297	554,842
Mizuho Financial Group, Inc.	29,700	678,946
Rakuten Bank, Ltd. (A)	38,009	847,023
Societe Generale SA	99,028	2,568,485
Sumitomo Mitsui Trust Holdings, Inc.	29,900	755,777
Svenska Handelsbanken AB, A Shares	69,378	700,292
The Bank of Nagoya, Ltd.	5,600	303,056
The Chiba Bank, Ltd.	82,780	775,439
The Hachijuni Bank, Ltd.	31,541	224,811
The Shiga Bank, Ltd.	48,090	1,291,581
Unicaja Banco SA (C)	789,651	1,062,884
Wells Fargo & Company	179,147	10,630,583
Capital markets 5.2%
Ares Management Corp., Class A	26,202	4,014,146
CVC Capital Partners PLC (A)(C)	22,048	414,465
Evercore, Inc., Class A	1,831	458,464
KKR & Company, Inc.	42,852	5,290,079
MarketAxess Holdings, Inc.	7,816	1,747,110
Morgan Stanley	1,987	205,078
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	3

	Shares	Value
Financials (continued)
Capital markets (continued)
Nasdaq, Inc.	62,196	$4,209,425
S&P Global, Inc.	9,899	4,798,342
Stifel Financial Corp.	7,330	649,951
Tradeweb Markets, Inc., Class A	12,926	1,443,576
WisdomTree, Inc.	45,626	544,774
Consumer finance 0.5%
American Express Company	9,763	2,470,430
Financial services 1.1%
Apollo Global Management, Inc.	3,728	467,156
BFF Bank SpA (C)	43,114	487,346
Block, Inc. (A)	18,976	1,174,235
Global Payments, Inc.	4,298	436,849
HA Sustainable Infrastructure Capital, Inc.	19,339	633,739
Mastercard, Inc., Class A	178	82,540
PayPal Holdings, Inc. (A)	5,110	336,136
WEX, Inc. (A)	8,437	1,547,768
Insurance 2.2%
Ageas SA/NV	21,884	1,044,769
Allianz SE	3,157	889,218
Baloise Holding AG	2,581	461,899
Beazley PLC	138,930	1,221,126
Intact Financial Corp.	8,047	1,462,349
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	665,703	797,457
Prudential PLC	176,433	1,592,200
Sampo OYJ, A Shares	20,791	911,375
SiriusPoint, Ltd. (A)	13,002	186,839
Talanx AG	18,003	1,367,713
Trupanion, Inc. (A)(B)	10,695	396,357
Health care 21.2%		97,948,952
Biotechnology 8.1%
Akero Therapeutics, Inc. (A)	32,184	860,278
Alkermes PLC (A)	53,144	1,451,894
Alnylam Pharmaceuticals, Inc. (A)	12,622	2,997,220
Amicus Therapeutics, Inc. (A)	1,979	20,403
Apellis Pharmaceuticals, Inc. (A)	33,520	1,327,392
Apogee Therapeutics, Inc. (A)(B)	9,960	485,052
Argenx SE, ADR (A)	5,488	2,831,095
Ascendis Pharma A/S, ADR (A)	11,146	1,487,991
Autolus Therapeutics PLC, ADR (A)	77,646	364,160
Avidity Biosciences, Inc. (A)	5,445	248,183
Biogen, Inc. (A)	3,998	852,374
Blueprint Medicines Corp. (A)	6,598	714,563
Cargo Therapeutics, Inc. (A)	30,977	527,538
Celldex Therapeutics, Inc. (A)	9,962	379,652
CG Oncology, Inc. (A)	9,843	328,264
Clementia Pharmaceuticals, Inc. (A)(D)	9,185	0
Crinetics Pharmaceuticals, Inc. (A)	21,508	1,142,505
Cytokinetics, Inc. (A)	26,501	1,563,824
Denali Therapeutics, Inc. (A)	32,334	787,980
Disc Medicine, Inc. (A)	18,380	793,281
Exact Sciences Corp. (A)	20,094	917,894
Galapagos NV, ADR (A)	12,301	328,068
4	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Biotechnology (continued)
Genmab A/S (A)	5,181	$1,463,485
Genus PLC	7,490	175,525
Immatics NV (A)	42,697	513,218
Immunocore Holdings PLC, ADR (A)	3,922	155,703
Insmed, Inc. (A)	1,160	84,390
Ionis Pharmaceuticals, Inc. (A)	23,798	1,177,049
Keymed Biosciences, Inc. (A)(B)(C)	32,500	131,005
Kymera Therapeutics, Inc. (A)	10,801	499,006
Kyverna Therapeutics, Inc. (A)	1,340	11,604
Legend Biotech Corp., ADR (A)	3,599	202,948
Merus NV (A)	18,577	985,324
Moderna, Inc. (A)	6,328	754,424
Natera, Inc. (A)	2,184	223,620
Nurix Therapeutics, Inc. (A)	12,072	264,135
Nuvalent, Inc., Class A (A)	7,943	634,963
Prothena Corp. PLC (A)	18,337	426,885
PTC Therapeutics, Inc. (A)	1,275	43,159
REVOLUTION Medicines, Inc. (A)	6,610	301,680
Rocket Pharmaceuticals, Inc. (A)	42,714	1,033,679
Sichuan Kelun-Biotech Biopharmaceutical Company, Ltd. (A)	34,300	694,514
Syndax Pharmaceuticals, Inc. (A)	17,730	402,471
United Therapeutics Corp. (A)	8,064	2,526,371
Vaxcyte, Inc. (A)	5,788	456,615
Vertex Pharmaceuticals, Inc. (A)	4,890	2,424,071
Xenon Pharmaceuticals, Inc. (A)	21,328	919,877
Zai Lab, Ltd., ADR (A)(B)	19,329	367,831
Health care equipment and supplies 2.7%
Abbott Laboratories	8,597	910,766
Align Technology, Inc. (A)	4,761	1,103,981
AtriCure, Inc. (A)	21,963	473,742
Boston Scientific Corp. (A)	10,519	777,144
DexCom, Inc. (A)	32,573	2,209,101
DiaSorin SpA	7,400	807,125
Edwards Lifesciences Corp. (A)	26,818	1,690,875
Hologic, Inc. (A)	12,072	985,196
Hoya Corp.	700	87,711
Intuitive Surgical, Inc. (A)	7,242	3,219,866
Stryker Corp.	955	312,715
Health care providers and services 3.6%
Acadia Healthcare Company, Inc. (A)	22,985	1,490,577
Addus HomeCare Corp. (A)	7,580	919,909
agilon health, Inc. (A)	92,709	638,765
Alignment Healthcare, Inc. (A)	56,844	496,817
Ardent Health Partners LLC (A)(B)	32,195	575,325
Cencora, Inc.	6,725	1,599,743
Centene Corp. (A)	19,705	1,515,709
Elevance Health, Inc.	1,025	545,331
Encompass Health Corp.	860	79,928
Guardant Health, Inc. (A)	20,790	730,353
Hapvida Participacoes e Investimentos SA (A)(C)	961,830	692,105
HCA Healthcare, Inc.	890	323,115
Hims & Hers Health, Inc. (A)	26,692	566,938
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	5

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Humana, Inc.	3,232	$1,168,724
Labcorp Holdings, Inc.	357	76,912
Molina Healthcare, Inc. (A)	1,318	449,794
Option Care Health, Inc. (A)	15,997	474,951
PACS Group, Inc. (A)	25,000	895,000
Privia Health Group, Inc. (A)	27,060	561,224
Rede D’Or Sao Luiz SA (C)	91,900	448,277
Surgery Partners, Inc. (A)	26,128	793,246
UnitedHealth Group, Inc.	2,839	1,635,718
Health care technology 0.0%
Evolent Health, Inc., Class A (A)	1,679	39,154
Life sciences tools and services 1.2%
Danaher Corp.	3,512	973,105
ICON PLC (A)	4,529	1,487,505
QIAGEN NV (A)	51,889	2,308,542
Stevanato Group SpA	7,590	156,961
Thermo Fisher Scientific, Inc.	620	380,271
Pharmaceuticals 5.6%
Astellas Pharma, Inc.	95,000	1,101,805
AstraZeneca PLC	19,820	3,148,819
Chugai Pharmaceutical Company, Ltd.	23,200	1,012,505
Eisai Company, Ltd.	5,189	197,887
Elanco Animal Health, Inc. (A)	50,500	658,520
Eli Lilly & Company	6,412	5,156,979
Galderma Group AG (A)	17,216	1,354,318
GSK PLC	35,556	690,454
Longboard Pharmaceuticals, Inc. (A)	25,966	863,110
Merck & Company, Inc.	22,009	2,489,878
Novartis AG	25,186	2,811,458
Novo Nordisk A/S, Class B	11,100	1,470,671
Otsuka Holdings Company, Ltd.	31,800	1,620,792
Pfizer, Inc.	19,327	590,247
Structure Therapeutics, Inc., ADR (A)	33,867	1,266,287
UCB SA	9,754	1,629,838
Industrials 3.5%		16,362,638
Aerospace and defense 1.1%
BWX Technologies, Inc.	16,403	1,631,934
Dassault Aviation SA	4,308	867,347
Hensoldt AG	11,096	410,565
Rheinmetall AG	4,377	2,383,961
Building products 0.2%
The AZEK Company, Inc. (A)	18,085	811,836
Construction and engineering 0.3%
Fluor Corp. (A)	28,604	1,375,852
Electrical equipment 0.3%
Contemporary Amperex Technology Company, Ltd., Class A	32,868	846,831
Vertiv Holdings Company, Class A	9,069	713,730
Ground transportation 0.7%
Uber Technologies, Inc. (A)	51,474	3,318,529
Marine transportation 0.7%
Irish Continental Group PLC	566,315	3,296,919
6	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Professional services 0.1%
Dayforce, Inc. (A)	6,376	$377,969
TriNet Group, Inc.	258	26,897
Trading companies and distributors 0.1%
Travis Perkins PLC	24,436	300,268
Information technology 15.3%		70,779,366
Electronic equipment, instruments and components 0.9%
Flex, Ltd. (A)	99,613	3,202,558
Jeol, Ltd.	9,400	378,466
Samsung Electro-Mechanics Company, Ltd.	251	29,343
Sunny Optical Technology Group Company, Ltd.	118,215	662,962
IT services 0.5%
EPAM Systems, Inc. (A)	5,206	1,119,967
MongoDB, Inc. (A)	4,964	1,252,715
Shopify, Inc., Class A (A)	1,685	103,122
Semiconductors and semiconductor equipment 7.2%
Advantest Corp.	1,400	61,966
ASML Holding NV, NYRS	105	98,354
ASPEED Technology, Inc.	350	44,100
Broadcom, Inc.	13,023	2,092,536
Disco Corp.	250	83,599
Infineon Technologies AG	5,653	196,375
Intel Corp.	52,275	1,606,934
KLA Corp.	2,023	1,665,071
Lam Research Corp.	874	805,164
Marvell Technology, Inc.	43,142	2,889,651
Micron Technology, Inc.	7,874	864,723
NVIDIA Corp.	102,093	11,946,923
ON Semiconductor Corp. (A)	12,188	953,711
Rambus, Inc. (A)	5,301	272,683
Renesas Electronics Corp.	115,109	1,982,623
SK Hynix, Inc.	625	89,640
SUMCO Corp.	31,465	517,297
Taiwan Semiconductor Manufacturing Company, Ltd.	113,646	3,315,200
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	14,198	2,354,028
Tokyo Electron, Ltd.	300	62,774
Ulvac, Inc.	12,024	736,793
Will Semiconductor Company, Ltd., Class A (A)	38,373	547,429
Win Semiconductors Corp. (A)	10,000	41,492
Software 4.1%
Adobe, Inc. (A)	1,797	991,315
Atlassian Corp., Class A (A)	890	157,147
BILL Holdings, Inc. (A)	22,387	1,118,455
CyberArk Software, Ltd. (A)	1,873	480,200
Datadog, Inc., Class A (A)	4,418	514,432
Dynatrace, Inc. (A)	12,711	558,267
Gitlab, Inc., Class A (A)	36,918	1,891,309
HubSpot, Inc. (A)	4,841	2,406,122
Intuit, Inc.	3,360	2,175,096
JFrog, Ltd. (A)	7,181	276,899
Microsoft Corp.	8,801	3,681,898
Onestream, Inc. (A)	300	8,355
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	7

	Shares	Value
Information technology (continued)
Software (continued)
Palo Alto Networks, Inc. (A)	280	$90,924
Salesforce, Inc.	875	226,450
SAP SE	572	120,932
ServiceNow, Inc. (A)	3,687	3,002,656
Zscaler, Inc. (A)	7,306	1,310,331
Technology hardware, storage and peripherals 2.6%
Apple, Inc.	22,621	5,023,672
Dell Technologies, Inc., Class C	8,907	1,012,548
Quanta Computer, Inc.	11,162	95,097
Samsung Electronics Company, Ltd.	66,330	4,090,055
Super Micro Computer, Inc. (A)	2,191	1,537,315
Wiwynn Corp.	500	31,692
Materials 3.3%		14,994,961
Metals and mining 3.3%
Agnico Eagle Mines, Ltd.	18,674	1,441,073
Anglo American Platinum, Ltd.	7,631	296,200
Anglo American PLC	29,307	888,480
Barrick Gold Corp.	159,838	2,958,601
BHP Group, Ltd.	45,284	1,257,761
BHP Group, Ltd., ADR	19,170	1,064,510
Boliden AB	14,149	432,713
First Quantum Minerals, Ltd.	70,221	859,548
Foran Mining Corp. (A)	156,339	439,355
Fresnillo PLC	185,256	1,403,855
Glencore PLC	204,416	1,134,271
Rio Tinto PLC, ADR	36,933	2,406,554
Vale SA, ADR	37,976	412,040
Real estate 0.8%		3,684,936
Diversified REITs 0.1%
Merlin Properties Socimi SA	58,156	664,134
Real estate management and development 0.2%
Nyfosa AB	63,690	651,830
Sirius Real Estate, Ltd.	338,362	412,497
Residential REITs 0.2%
The UNITE Group PLC	56,052	687,043
Retail REITs 0.3%
Hammerson PLC	3,338,011	1,239,006
Specialized REITs 0.0%
Weyerhaeuser Company	958	30,426
Utilities 0.8%		3,673,805
Electric utilities 0.3%
American Electric Power Company, Inc.	14,595	1,432,061
Independent power and renewable electricity producers 0.2%
RWE AG	25,920	967,358
Multi-utilities 0.3%

Engie SA	81,067	1,274,386

Exchange-traded funds 1.9%		$8,905,758
(Cost $7,686,372)
SPDR S&P Regional Banking ETF	86,187	5,022,978
8	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

VanEck Gold Miners ETF	102,367	$3,882,780

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.3%				$1,594,146
(Cost $1,579,103)
Materials 0.3%				1,594,146
Metals and mining 0.3%
First Quantum Minerals, Ltd. (C)	9.375	03-01-29	785,000	825,621
Glencore Funding LLC (C)	3.375	09-23-51	637,000	421,330
Glencore Funding LLC (C)	3.875	04-27-51	480,000	347,195

	Contracts/Notional amount	Value
Purchased options 0.2%		$1,134,873
(Cost $2,062,071)
Calls 0.1%		449,501
Exchange Traded Option on Apple, Inc. (Expiration Date: 8-2-24; Strike Price: $240.00; Notional Amount: 6,500) (A)	65	1,495
Exchange Traded Option on Dell Technologies, Inc., Class C (Expiration Date: 8-16-24; Strike Price: $165.00; Notional Amount: 7,900) (A)	79	198
Exchange Traded Option on iShares Russell 2000 ETF (Expiration Date: 8-2-24; Strike Price: $227.00; Notional Amount: 10,200) (A)	102	12,699
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-16-24; Strike Price: $5,550.00; Notional Amount: 5,600) (A)	56	327,320
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-30-24; Strike Price: $5,750.00; Notional Amount: 3,700) (A)	37	55,685
Exchange Traded Option on Trupanion, Inc. (Expiration Date: 8-16-24; Strike Price: $35.00; Notional Amount: 11,000) (A)	110	48,950
Over the Counter Option on Ubisoft Entertainment SA (Expiration Date: 12-20-24; Strike Price: EUR 32.00; Counterparty: Goldman Sachs International) (A)(E)	40,269	3,154
Puts 0.1%		685,372
Exchange Traded Option on Alphabet, Inc., Class A (Expiration Date: 8-16-24; Strike Price: $165.00; Notional Amount: 7,600) (A)	76	10,754
Exchange Traded Option on Amazon.com, Inc. (Expiration Date: 8-16-24; Strike Price: $180.00; Notional Amount: 13,100) (A)	131	61,898
Exchange Traded Option on Block, Inc. (Expiration Date: 8-16-24; Strike Price: $56.00; Notional Amount: 12,100) (A)	121	22,627
Exchange Traded Option on HubSpot, Inc. (Expiration Date: 8-16-24; Strike Price: $450.00; Notional Amount: 1,500) (A)	15	11,025
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-16-24; Strike Price: $450.00; Notional Amount: 16,600) (A)	166	39,508
Exchange Traded Option on Invesco QQQ Trust Series 1 (Expiration Date: 8-16-24; Strike Price: $455.00; Notional Amount: 30,400) (A)	304	98,953
Exchange Traded Option on iShares Expanded Tech-Software Sector ETF (Expiration Date: 8-16-24; Strike Price: $83.00; Notional Amount: 47,900) (A)	479	52,690
Exchange Traded Option on iShares Semiconductor ETF (Expiration Date: 8-16-24; Strike Price: $215.00; Notional Amount: 9,300) (A)	93	13,485
Exchange Traded Option on Microsoft Corp. (Expiration Date: 8-2-24; Strike Price: $410.00; Notional Amount: 1,800) (A)	18	2,907
Exchange Traded Option on NVIDIA Corp. (Expiration Date: 8-16-24; Strike Price: $102.00; Notional Amount: 42,500) (A)	425	38,038
Exchange Traded Option on NVIDIA Corp. (Expiration Date: 8-30-24; Strike Price: $95.00; Notional Amount: 9,500) (A)	95	15,675
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-16-24; Strike Price: $5,325.00; Notional Amount: 2,100) (A)	21	31,815
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-16-24; Strike Price: $5,375.00; Notional Amount: 3,300) (A)	33	72,105
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	9

	Contracts/Notional amount	Value
Puts (continued)
Exchange Traded Option on S&P 500 Index (Expiration Date: 8-30-24; Strike Price: $5,300.00; Notional Amount: 3,200) (A)	32	$84,960
Exchange Traded Option on ServiceNow, Inc. (Expiration Date: 8-2-24; Strike Price: $710.00; Notional Amount: 1,500) (A)	15	2,813
Exchange Traded Option on Super Micro Computer, Inc. (Expiration Date: 8-30-24; Strike Price: $650.00; Notional Amount: 1,900) (A)	19	71,915
Exchange Traded Option on Wingstop, Inc. (Expiration Date: 9-20-24; Strike Price: $350.00; Notional Amount: 4,000) (A)	40	54,204

	Yield (%)	Maturity date	Par value^	Value
Short-term investments 22.2%				$102,623,529
(Cost $102,623,328)
U.S. Government 14.5%				67,074,407
U.S. Treasury Bill (F)	5.169	10-29-24	30,000	29,619
U.S. Treasury Bill (F)	5.209	08-29-24	4,275,000	4,257,461
U.S. Treasury Bill (F)	5.224	09-10-24	2,360,000	2,346,172
U.S. Treasury Bill (F)	5.237	08-27-24	3,955,000	3,939,910
U.S. Treasury Bill (F)	5.240	08-20-24	14,886,400	14,844,896
U.S. Treasury Bill (F)	5.242	09-12-24	2,795,000	2,777,777
U.S. Treasury Bill	5.256	09-26-24	1,670,000	1,656,347
U.S. Treasury Bill (F)	5.261	08-13-24	13,940,000	13,915,454
U.S. Treasury Bill (F)	5.261	08-15-24	5,563,600	5,552,208
U.S. Treasury Bill	5.262	09-03-24	1,560,000	1,552,462
U.S. Treasury Bill (F)	5.262	09-17-24	1,350,000	1,340,708
U.S. Treasury Bill	5.263	08-08-24	340,000	339,652
U.S. Treasury Bill	5.265	08-06-24	1,490,000	1,488,910
U.S. Treasury Bill (F)	5.267	08-22-24	9,710,000	9,680,120
U.S. Treasury Bill (F)	5.302	09-05-24	3,370,000	3,352,711

	Yield (%)	Shares	Value
Short-term funds 7.7%			35,549,122
John Hancock Collateral Trust (G)	5.4652(H)	265,536	2,655,330
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2484(H)	32,893,792	32,893,792

Total investments (Cost $414,121,199) 101.7%	$470,866,589
Other assets and liabilities, net (1.7%)	(8,031,082)
Total net assets 100.0%	$462,835,507

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro

Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 7-31-24. The value of securities on loan amounted to $2,598,846.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	For this type of option, notional amounts are equivalent to number of contracts.
(F)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 7-31-24.
10	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

The fund had the following country composition as a percentage of net assets on 7-31-24:
United States	70.1%
United Kingdom	4.2%
Japan	3.8%
Canada	2.2%
Switzerland	2.1%
China	1.9%
Germany	1.6%
Ireland	1.6%
Netherlands	1.3%
Taiwan	1.3%
Other countries	9.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	11

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Tokyo Price Index Futures	10	Short	Sep 2024	$(1,880,926)	$(1,867,094)	$13,832
						$13,832
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,805,000	USD	1,840,901	JPM	8/30/2024	—	$(5,216)
CAD	3,430,000	USD	2,481,479	JPM	8/30/2024	$4,874	—
EUR	767,000	USD	824,287	DB	9/18/2024	7,621	—
GBP	3,084,000	USD	3,927,455	SCB	9/18/2024	38,853	—
HKD	3,025,000	USD	387,786	GSI	8/30/2024	—	(278)
HKD	8,070,000	USD	1,033,993	SSB	8/30/2024	—	(213)
HKD	5,280,000	USD	677,622	JPM	9/17/2024	—	(904)
JPY	1,651,500,000	USD	10,648,586	MSI	9/18/2024	452,575	—
USD	907,526	CAD	1,255,000	JPM	8/30/2024	—	(2,204)
USD	8,384,346	EUR	7,716,000	DB	8/30/2024	22,832	—
USD	1,774,132	EUR	1,632,000	JPM	8/30/2024	5,600	—
USD	1,695,699	GBP	1,318,000	JPM	8/30/2024	882	—
USD	3,207,877	JPY	490,700,000	JPM	8/30/2024	—	(81,341)
USD	442,541	SEK	4,780,000	DB	8/30/2024	—	(4,437)
						$533,237	$(94,593)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Block, Inc.	USD	75.00	Aug 2024	121	12,100	$6,949	$(9,922)
Exchange-traded	Dell Technologies, Inc., Class C	USD	185.00	Aug 2024	79	7,900	9,827	(790)
Exchange-traded	NVIDIA Corp.	USD	130.00	Aug 2024	95	9,500	16,492	(42,513)
Exchange-traded	Wingstop, Inc.	USD	420.00	Sep 2024	40	4,000	23,579	(23,579)
							$56,847	$(76,804)
							$56,847	$(76,804)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.25%	Monthly	USD	11,461,399	May 2033	GSI	—	$153,035	$153,035
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.30%	Monthly	USD	803,401	May 2033	GSI	—	26,386	26,386
Pay	NEXT FUNDS TOPIX Banks ETF	1-Day JPY TONAR Compounded OIS - 1.05%	Monthly	JPY	814,142,820	May 2033	GSI	—	(164,812)	(164,812)
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.05%	Monthly	USD	7,950,353	May 2033	GSI	—	10,133	10,133
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 1.37%	Monthly	USD	1,095,281	May 2033	GSI	—	(28,170)	(28,170)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.60%	Monthly	USD	5,343,621	May 2033	GSI	—	(120,917)	(120,917)
Pay	TOPIX Banks Index	1-Day JPY TONAR Compounded OIS - 0.25%	Monthly	JPY	143,754,834	May 2033	GSI	—	(10,013)	(10,013)
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	2,591,259	May 2033	GSI	—	(1,783)	(1,783)
12	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Invesco S&P 500 High Beta ETF	1-Day USD OBFR - 0.20%	Monthly	USD	923,060	May 2028	JPM	—	$(17,068)	$(17,068)
Pay	iShares Expanded Tech Sector ETF	1-Day USD OBFR - 0.20%	Monthly	USD	2,591,546	May 2028	JPM	—	164,326	164,326
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,237,718	May 2028	JPM	—	11,466	11,466
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 0.20%	Monthly	USD	2,922,864	May 2028	JPM	$2	232,044	232,046
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 1.07%	Monthly	USD	11,258,595	May 2028	JPM	—	(868,908)	(868,908)
Pay	TOPIX Banks Index	1-Day JPY TONAR Compounded OIS	Monthly	JPY	86,400,423	May 2028	JPM	—	7,776	7,776
Pay	Morgan Stanley US Momentum Index	Fixed 0.000%	Monthly	USD	994,077	Jul 2025	MSI	—	33,912	33,912
Pay	Morgan Stanley US Momentum Index	Fixed 0.000%	Monthly	USD	884,750	Jul 2025	MSI	—	39,701	39,701
Pay	ARK Innovation ETF	1-Day USD OBFR - 2.28%	Monthly	USD	1,725,214	May 2033	MSI	—	80,598	80,598
Pay	Financial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	38,070,314	May 2033	MSI	1	(511,409)	(511,408)
Pay	Health Care Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	21,624,690	May 2033	MSI	—	(229,024)	(229,024)
Pay	Industrial Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	1,892,059	May 2033	MSI	—	(38,171)	(38,171)
Pay	Invesco QQQ Trust Series 1	1-Day USD OBFR - 0.20%	Monthly	USD	15,024,677	May 2033	MSI	—	468,437	468,437
Pay	Invesco S&P 500 High Beta ETF	1-Day USD OBFR - 1.08%	Monthly	USD	13,917,448	May 2033	MSI	—	128,391	128,391
Pay	iShares Biotechnology ETF	1-Day USD OBFR - 0.73%	Monthly	USD	3,799,737	May 2033	MSI	—	(66,792)	(66,792)
Pay	iShares Expanded Tech-Software Sector ETF	1-Day USD OBFR - 1.18%	Monthly	USD	4,886,459	May 2033	MSI	—	159,997	159,997
Pay	iShares MSCI EAFE Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	6,254,984	May 2033	MSI	—	(26,569)	(26,569)
Pay	iShares MSCI Eurozone ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,461,573	May 2033	MSI	—	82,100	82,100
Pay	iShares MSCI Hong Kong ETF	1-Day USD OBFR - 1.98%	Monthly	USD	1,247,887	May 2033	MSI	—	33,531	33,531
Pay	iShares Russell 2000 ETF	1-Day USD OBFR - 0.55%	Monthly	USD	14,947,553	May 2033	MSI	—	(396,096)	(396,096)
Pay	iShares Russell 2000 Value ETF	1-Day USD OBFR - 0.20%	Monthly	USD	22,685,678	May 2033	MSI	—	(915,050)	(915,050)
Pay	iShares Russell Mid-Cap Growth ETF	1-Day USD OBFR - 0.20%	Monthly	USD	27,001,889	May 2033	MSI	—	556,157	556,157
Pay	iShares Semiconductor ETF	1-Day USD OBFR - 1.83%	Monthly	USD	1,049,826	May 2033	MSI	—	101,748	101,748
Pay	SPDR S&P 500 ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,392,203	May 2033	MSI	—	56,633	56,633
Pay	SPDR S&P Biotech ETF	1-Day USD OBFR - 2.28%	Monthly	USD	1,464,634	May 2033	MSI	—	14,231	14,231
Pay	SPDR S&P Homebuilders ETF	1-Day USD OBFR - 1.13%	Monthly	USD	3,767,376	May 2033	MSI	—	(168,545)	(168,545)
Pay	SPDR S&P Oil & Gas Exploration & Production ETF	1-Day USD OBFR - 0.93%	Monthly	USD	1,152,022	May 2033	MSI	—	15,779	15,779
Pay	SPDR S&P Pharmaceuticals ETF	1-Day USD OBFR - 4.58%	Monthly	USD	1,797,100	May 2033	MSI	—	(60,909)	(60,909)
Pay	SPDR S&P Regional Banking ETF	1-Day USD OBFR - 0.93%	Monthly	USD	3,987,190	May 2033	MSI	—	(340,033)	(340,033)
Pay	SPDR S&P Retail ETF	1-Day USD OBFR - 1.73%	Monthly	USD	4,797,113	May 2033	MSI	—	(123,542)	(123,542)
Pay	STOXX Europe 600 Financial Services Index	1-Day EUR ESTR Compounded OIS	Monthly	EUR	619,065	May 2033	MSI	—	(21,301)	(21,301)
Pay	STOXX Europe 600 Real Estate Index	1-Day EUR ESTR Compounded OIS - 0.40%	Monthly	EUR	1,228,711	May 2033	MSI	—	(3,057)	(3,057)
Pay	Utilities Select Sector SPDR Fund	1-Day USD OBFR - 0.20%	Monthly	USD	913,277	May 2033	MSI	—	(40,742)	(40,742)
Pay	VanEck Oil Services ETF	1-Day USD OBFR - 1.28%	Monthly	USD	1,065,653	May 2033	MSI	—	(24,731)	(24,731)
Pay	VanEck Semiconductor ETF	1-Day USD OBFR - 0.88%	Monthly	USD	1,547,413	May 2033	MSI	—	154,697	154,697
Pay	Vanguard FTSE Developed Markets ETF	1-Day USD OBFR - 0.20%	Monthly	USD	28,102,016	May 2033	MSI	—	169,918	169,918
Pay	Vanguard FTSE Europe ETF	1-Day USD OBFR - 1.13%	Monthly	USD	10,078,613	May 2033	MSI	—	60,739	60,739
Pay	Vanguard Real Estate ETF	1-Day USD OBFR - 0.20%	Monthly	USD	3,596,347	May 2033	MSI	—	(80,838)	(80,838)
Receive	KLA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	266,813	May 2026	CITI	—	(21,540)	(21,540)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	398,610	May 2026	CITI	—	(42,183)	(42,183)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	41,030	May 2026	CITI	—	(4,342)	(4,342)
Receive	US Dispersion Series 17I Index (a)	Fixed (0.13%)	Monthly	USD	8,669,275	May 2025	GSI	—	(24,590)	(24,590)
Receive	US Dispersion Series 17I Index (a)	Fixed (0.13%)	Monthly	USD	556,176	Jul 2025	GSI	—	(2,602)	(2,602)
Receive	Accor SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	619,263	May 2033	GSI	—	(32,723)	(32,723)
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	291,189	May 2033	GSI	—	1,906	1,906
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	409,121	May 2033	GSI	—	(23,319)	(23,319)
Receive	Amazon.com, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	386,558	May 2033	GSI	—	7,993	7,993
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	13

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	American Electric Power Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	116,051	May 2033	GSI	—	$4,476	$4,476
Receive	American Express Company	1-Day USD OBFR + 0.25%	Monthly	USD	835,757	May 2033	GSI	—	24,226	24,226
Receive	Apple, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,985,900	May 2033	GSI	—	(23,683)	(23,683)
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	117,622	May 2033	GSI	—	7,954	7,954
Receive	Autolus Therapeutics PLC	1-Day USD OBFR + 0.25%	Monthly	USD	107,500	May 2033	GSI	—	9,600	9,600
Receive	Banco de Sabadell SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	390,862	May 2033	GSI	—	(9,966)	(9,966)
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	245,768	May 2033	GSI	—	(23,243)	(23,243)
Receive	Boliden AB	1-Month SEK STIBOR + 0.20%	Monthly	SEK	3,020,371	May 2033	GSI	—	9,292	9,292
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	5,653,755	May 2033	GSI	—	(324,105)	(324,105)
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	483,979	May 2033	GSI	—	8,200	8,200
Receive	Chugai Pharmaceutical Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	33,178,684	May 2033	GSI	—	25,221	25,221
Receive	Daiichi Sankyo Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	313,803,670	May 2033	GSI	—	102,054	102,054
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,247,362	May 2033	GSI	—	(50,874)	(50,874)
Receive	Dell Technologies, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	772,574	May 2033	GSI	—	(86,341)	(86,341)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	59,892,000	May 2033	GSI	—	1,452	1,452
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	84,294	May 2033	GSI	—	(23,997)	(23,997)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	68,406,300	May 2033	GSI	—	(54,341)	(54,341)
Receive	Elevance Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	486,254	May 2033	GSI	—	26,553	26,553
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	832,805	May 2033	GSI	—	62,942	62,942
Receive	Evercore, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,045,236	May 2033	GSI	—	41,754	41,754
Receive	Evotec SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	236,952	May 2033	GSI	—	(6,591)	(6,591)
Receive	Gitlab, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	165,738	May 2033	GSI	—	(9,633)	(9,633)
Receive	GSK PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	961,502	May 2033	GSI	—	(12,752)	(12,752)
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	871,050	May 2033	GSI	—	2,764	2,764
Receive	Hims & Hers Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	154,238	May 2033	GSI	—	6,610	6,610
Receive	HubSpot, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	177,027	May 2033	GSI	—	1,161	1,161
Receive	Immatics NV	1-Day USD OBFR + 0.25%	Monthly	USD	541,832	May 2033	GSI	—	(15,149)	(15,149)
Receive	MarketAxess Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	182,293	May 2033	GSI	—	552	552
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,197,355	May 2033	GSI	—	(30,031)	(30,031)
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	131,667	May 2033	GSI	—	4,446	4,446
Receive	Mizuho Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	35,040,600	May 2033	GSI	—	1,537	1,537
Receive	Molina Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	337,094	May 2033	GSI	—	59,727	59,727
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	57,572	May 2033	GSI	—	(114)	(114)
Receive	Morgan Stanley	1-Day USD OBFR + 0.25%	Monthly	USD	67,098	May 2033	GSI	—	1,017	1,017
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	274,444	May 2033	GSI	—	5,340	5,340
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,902,875	May 2033	GSI	—	(74,513)	(74,513)
Receive	Omnicom Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	252,037	May 2033	GSI	—	16,928	16,928
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	13,964,885	May 2033	GSI	—	(1,979)	(1,979)
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	354,715	May 2033	GSI	—	28,789	28,789
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,718,902	May 2033	GSI	—	76,583	76,583
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	75,583	May 2033	GSI	—	(16,932)	(16,932)
Receive	PTC Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	536,110	May 2033	GSI	—	12,646	12,646
Receive	Raizen SA	1-Day USD OBFR + 0.55%	Monthly	USD	262,990	May 2033	GSI	—	(7,414)	(7,414)
14	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Revolution Medicines, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,303,393	May 2033	GSI	—	$(64,146)	$(64,146)
Receive	Rheinmetall AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	219,203	May 2033	GSI	—	4,391	4,391
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	390,343	May 2033	GSI	—	(2,558)	(2,558)
Receive	Salesforce, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	75,716	May 2033	GSI	—	1,420	1,420
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	2,794,892	May 2033	GSI	$(49,986)	142,912	92,926
Receive	ServiceNow, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	216,240	May 2033	GSI	—	3,344	3,344
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	797,126	May 2033	GSI	—	(2,750)	(2,750)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,052,516	May 2033	GSI	—	(20,864)	(20,864)
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	104,542,380	May 2033	GSI	—	(42,464)	(42,464)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	802,738	May 2033	GSI	—	130,719	130,719
Receive	Stifel Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	453,105	May 2033	GSI	—	36,166	36,166
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.20%	Monthly	HKD	1,681,875	May 2033	GSI	—	(22,005)	(22,005)
Receive	Syndax Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	455,965	May 2033	GSI	—	(14,015)	(14,015)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	306,546	May 2033	GSI	—	13,939	13,939
Receive	The Keiyo Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	20,602,918	May 2033	GSI	—	2,828	2,828
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	100,221,000	May 2033	GSI	—	26,290	26,290
Receive	TriNet Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	204,695	May 2033	GSI	—	(11,069)	(11,069)
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	468,603	May 2033	GSI	—	(21,705)	(21,705)
Receive	Ubisoft Entertainment SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	611,348	May 2033	GSI	—	(24,839)	(24,839)
Receive	Wells Fargo & Company	1-Day USD OBFR + 0.25%	Monthly	USD	506,652	May 2033	GSI	—	1,086	1,086
Receive	WEX, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	175,599	May 2033	GSI	—	5,406	5,406
Receive	Will Semiconductor Company, Ltd., Class A	1-Day USD OBFR + 0.75%	Monthly	USD	108,274	May 2033	GSI	(14,413)	8,727	(5,686)
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	296,446	May 2033	GSI	—	(807)	(807)
Receive	Adobe, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	205,311	May 2028	JPM	—	(10,237)	(10,237)
Receive	Advantest Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	127,978,300	May 2028	JPM	—	(201)	(201)
Receive	Alphabet, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,917,627	May 2028	JPM	—	(198,883)	(198,883)
Receive	Alphabet, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	1,928,622	May 2028	JPM	—	(196,146)	(196,146)
Receive	Apple, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	54,074	May 2028	JPM	—	588	588
Receive	ASML Holding NV, NYRS	1-Day USD OBFR + 0.25%	Monthly	USD	2,448,173	May 2028	JPM	—	(306,298)	(306,298)
Receive	ASPEED Technology, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	555,131	May 2028	JPM	—	(49,061)	(49,061)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	97,412	May 2028	JPM	—	2,721	2,721
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	549,225	May 2028	JPM	—	(30,490)	(30,490)
Receive	Axon Enterprise, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	785,680	May 2028	JPM	—	(34,997)	(34,997)
Receive	Beazley PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	112,886	May 2028	JPM	—	4,503	4,503
Receive	Blueprint Medicines Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	229,990	May 2028	JPM	—	(7,855)	(7,855)
Receive	ConvaTec Group PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	335,380	May 2028	JPM	—	(10,141)	(10,141)
Receive	Dassault Aviation SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	541,508	May 2028	JPM	—	51,943	51,943
Receive	Datadog, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	132,945	May 2028	JPM	—	(18,396)	(18,396)
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	442,680	May 2028	JPM	—	(615)	(615)
Receive	Dynatrace, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	384,960	May 2028	JPM	—	(8,003)	(8,003)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	15

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	9,166,370	May 2028	JPM	—	$(6,481)	$(6,481)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	314,573	May 2028	JPM	—	27,810	27,810
Receive	EPAM Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	36,828	May 2028	JPM	—	6,067	6,067
Receive	Gitlab, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	66,146	May 2028	JPM	—	(1,934)	(1,934)
Receive	Glencore PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	606,213	May 2028	JPM	—	(85,557)	(85,557)
Receive	HCA Healthcare, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,309,066	May 2028	JPM	—	169,858	169,858
Receive	Hokuhoku Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	21,388,885	May 2028	JPM	—	3,392	3,392
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	210,136,744	May 2028	JPM	—	(46,094)	(46,094)
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	524,456	May 2028	JPM	—	36,861	36,861
Receive	Infineon Technologies AG	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	740,861	May 2028	JPM	—	(84,487)	(84,487)
Receive	Intuit, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	106,331	May 2028	JPM	—	(3,654)	(3,654)
Receive	JFrog, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	221,057	May 2028	JPM	—	(2,327)	(2,327)
Receive	JGC Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	76,327,000	May 2028	JPM	—	815	815
Receive	Labcorp Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,349,001	May 2028	JPM	—	66,810	66,810
Receive	Lam Research Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	820,201	May 2028	JPM	—	(126,745)	(126,745)
Receive	Linea Directa Aseguradora SA	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	72,862	May 2028	JPM	—	(3,447)	(3,447)
Receive	Marvell Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,196,168	May 2028	JPM	—	(87,896)	(87,896)
Receive	Mebuki Financial Group, Inc.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	48,438,360	May 2028	JPM	—	11,296	11,296
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	499,685	May 2028	JPM	—	(84,117)	(84,117)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	183,751	May 2028	JPM	—	(19,993)	(19,993)
Receive	Morgan Stanley	1-Day USD OBFR + 0.25%	Monthly	USD	1,068,402	May 2028	JPM	—	44,791	44,791
Receive	Netflix, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,175,486	May 2028	JPM	—	(110,218)	(110,218)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.20%	Monthly	CHF	797,033	May 2028	JPM	—	12,728	12,728
Receive	NVIDIA Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	452,988	May 2028	JPM	—	(33,328)	(33,328)
Receive	ON Semiconductor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	527,089	May 2028	JPM	—	33,041	33,041
Receive	Palo Alto Networks, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,002,324	May 2028	JPM	—	(54,587)	(54,587)
Receive	Pfizer, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	927,670	May 2028	JPM	—	92,795	92,795
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	773,115	May 2028	JPM	—	(23,783)	(23,783)
Receive	Quanta Computer, Inc.	1-Day USD OBFR + 0.50%	Monthly	USD	676,925	May 2028	JPM	—	(78,800)	(78,800)
Receive	Renesas Electronics Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	620,209,553	May 2028	JPM	—	(812,153)	(812,153)
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.50%	Monthly	USD	124,744	May 2028	JPM	—	(3,302)	(3,302)
Receive	SAP SE	1-Day EUR ESTR Compounded OIS + 0.20%	Monthly	EUR	1,033,322	May 2028	JPM	—	34,339	34,339
Receive	Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	370,964	May 2028	JPM	—	3,166	3,166
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	15,352	May 2028	JPM	—	(1,517)	(1,517)
Receive	Sony Group Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	330,018,029	May 2028	JPM	—	(107,420)	(107,420)
Receive	Stifel Financial Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	357,315	May 2028	JPM	—	7,689	7,689
Receive	SUMCO Corp.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	101,677,084	May 2028	JPM	—	5,656	5,656
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.30%	Monthly	HKD	2,082,360	May 2028	JPM	—	(4,293)	(4,293)
Receive	Svenska Handelsbanken AB, A Shares	1-Month SEK STIBOR + 0.20%	Monthly	SEK	2,289,296	May 2028	JPM	—	12,328	12,328
16	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.70%	Monthly	USD	1,392,634	May 2028	JPM	—	$(82,329)	$(82,329)
Receive	The Hachijuni Bank, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	77,670,600	May 2028	JPM	—	8,675	8,675
Receive	Thermo Fisher Scientific, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,399,399	May 2028	JPM	—	185,730	185,730
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.20%	Monthly	JPY	62,229,070	May 2028	JPM	—	(53,378)	(53,378)
Receive	TriNet Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	152,389	May 2028	JPM	—	(6,611)	(6,611)
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	3,470	May 2028	JPM	—	1,002	1,002
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	442,610	May 2028	JPM	—	(42,739)	(42,739)
Receive	Unilever PLC	1-Day GBP SONIA Compounded OIS + 0.20%	Monthly	GBP	2,292,032	May 2028	JPM	—	297,419	297,419
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,160,488	May 2028	JPM	—	205,311	205,311
Receive	Vaxcyte, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	594,004	May 2028	JPM	—	6,194	6,194
Receive	Weyerhaeuser Company	1-Day USD OBFR + 0.25%	Monthly	USD	460,474	May 2028	JPM	—	70,662	70,662
Receive	Wiwynn Corp.	1-Day USD OBFR + 0.50%	Monthly	USD	600,785	May 2028	JPM	—	(134,482)	(134,482)
Receive	Adobe, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	805,005	May 2033	MSI	—	(21,876)	(21,876)
Receive	Advantest Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	24,122,792	May 2033	MSI	—	15,871	15,871
Receive	Akero Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	123,717	May 2033	MSI	—	(3,551)	(3,551)
Receive	Align Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	4,325	May 2033	MSI	—	(162)	(162)
Receive	Alkermes PLC	1-Day USD OBFR + 0.25%	Monthly	USD	56,696	May 2033	MSI	—	9,442	9,442
Receive	Alnylam Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,155,372	May 2033	MSI	—	(87,180)	(87,180)
Receive	Amicus Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	546,478	May 2033	MSI	—	(17,719)	(17,719)
Receive	Apellis Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	336,280	May 2033	MSI	—	(4,143)	(4,143)
Receive	Ascendis Pharma A/S, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	178,563	May 2033	MSI	—	(5,055)	(5,055)
Receive	ASPEED Technology, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	135,511	May 2033	MSI	—	(9,226)	(9,226)
Receive	AstraZeneca PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	414,320	May 2033	MSI	—	9,985	9,985
Receive	Atlassian Corp., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	828,310	May 2033	MSI	—	(17,481)	(17,481)
Receive	Barrick Gold Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,900,958	May 2033	MSI	—	10,825	10,825
Receive	BellRing Brands, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	920,183	May 2033	MSI	—	(5,318)	(5,318)
Receive	Block, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	97,281	May 2033	MSI	—	(13,984)	(13,984)
Receive	Boston Scientific Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	84,028	May 2033	MSI	—	(4,667)	(4,667)
Receive	British American Tobacco PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	1,218,415	May 2033	MSI	—	213,370	213,370
Receive	Broadcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	4,538,498	May 2033	MSI	—	(289,099)	(289,099)
Receive	Cadence Design Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,002,125	May 2033	MSI	—	(154,631)	(154,631)
Receive	Celldex Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,019,910	May 2033	MSI	—	(27,721)	(27,721)
Receive	CyberArk Software, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	1,139,437	May 2033	MSI	—	(81,451)	(81,451)
Receive	Dayforce, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	613,091	May 2033	MSI	—	58,604	58,604
Receive	Dell Technologies, Inc., Class C	1-Day USD OBFR + 0.25%	Monthly	USD	62,572	May 2033	MSI	—	(10,686)	(10,686)
Receive	Denali Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	189,766	May 2033	MSI	—	7,990	7,990
Receive	Dexcom, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	493,445	May 2033	MSI	—	31,956	31,956
Receive	Disco Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	194,578,813	May 2033	MSI	—	(249,089)	(249,089)
Receive	DraftKings, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	948,941	May 2033	MSI	—	(63,013)	(63,013)
Receive	Dutch Bros, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	269,980	May 2033	MSI	—	(26,575)	(26,575)
Receive	e.l.f. Beauty, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	871,373	May 2033	MSI	—	(96,291)	(96,291)
Receive	Edwards Lifesciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	987,851	May 2033	MSI	—	(156,375)	(156,375)
Receive	Eisai Company, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	18,078,000	May 2033	MSI	—	(13,968)	(13,968)
Receive	Encompass Health Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	357,263	May 2033	MSI	—	30,304	30,304
Receive	EPAM Systems, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	451,167	May 2033	MSI	—	33,764	33,764
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	17

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Evolent Health, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	269,447	May 2033	MSI	—	$56,132	$56,132
Receive	Evotec SE, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	233,278	May 2033	MSI	—	(4,410)	(4,410)
Receive	Exact Sciences Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	238,873	May 2033	MSI	—	(7,510)	(7,510)
Receive	Fluor Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	239,925	May 2033	MSI	—	(2,376)	(2,376)
Receive	Freshpet, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,213,221	May 2033	MSI	—	(67,554)	(67,554)
Receive	Genus PLC	1-Day GBP SONIA Compounded OIS + 0.30%	Monthly	GBP	60,726	May 2033	MSI	—	(2,946)	(2,946)
Receive	Glaukos Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	279,944	May 2033	MSI	—	(13,655)	(13,655)
Receive	Guardant Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	498,653	May 2033	MSI	—	(10,325)	(10,325)
Receive	Hensoldt AG	1-Day EUR ESTR Compounded OIS + 0.30%	Monthly	EUR	230,519	May 2033	MSI	—	(12,566)	(12,566)
Receive	Hoya Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	23,705,050	May 2033	MSI	—	(1,000)	(1,000)
Receive	HubSpot, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	851,073	May 2033	MSI	—	42,468	42,468
Receive	Humana, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	155,646	May 2033	MSI	—	(16,064)	(16,064)
Receive	Immunocore Holdings PLC, ADR	1-Day USD OBFR + 0.25%	Monthly	USD	153,341	May 2033	MSI	—	514	514
Receive	Ionis Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	199,604	May 2033	MSI	—	7,436	7,436
Receive	JFrog, Ltd.	1-Day USD OBFR + 0.25%	Monthly	USD	212,847	May 2033	MSI	—	1,161	1,161
Receive	JPMorgan Chase & Co.	1-Day USD OBFR + 0.25%	Monthly	USD	187,995	May 2033	MSI	—	3,025	3,025
Receive	KKR & Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,018,468	May 2033	MSI	—	144,383	144,383
Receive	Kymera Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	333,225	May 2033	MSI	—	8,113	8,113
Receive	Legend Biotech Corp., ADR	1-Day USD OBFR + 0.25%	Monthly	USD	117,428	May 2033	MSI	—	4,947	4,947
Receive	Live Nation Entertainment, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,626,123	May 2033	MSI	—	(39,972)	(39,972)
Receive	MercadoLibre, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,991,889	May 2033	MSI	—	(82,284)	(82,284)
Receive	Micron Technology, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	262,394	May 2033	MSI	—	(42,480)	(42,480)
Receive	MongoDB, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	765,196	May 2033	MSI	—	(2,321)	(2,321)
Receive	Natera, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	212,740	May 2033	MSI	—	1,851	1,851
Receive	Netflix, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	255,040	May 2033	MSI	—	(9,961)	(9,961)
Receive	Novo Nordisk A/S, Class B	1-Month DKK CIBOR + 0.30%	Monthly	DKK	21,098,224	May 2033	MSI	—	(192,677)	(192,677)
Receive	Omnicom Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,136,906	May 2033	MSI	—	49,386	49,386
Receive	On Holding AG, Class A	1-Day USD OBFR + 0.25%	Monthly	USD	2,180,107	May 2033	MSI	—	216,778	216,778
Receive	Option Care Health, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	259,032	May 2033	MSI	—	(4,299)	(4,299)
Receive	Panasonic Holdings Corp.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	8,432,842	May 2033	MSI	—	(2,657)	(2,657)
Receive	PayPal Holdings, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	788,892	May 2033	MSI	—	67,443	67,443
Receive	Phillips 66	1-Day USD OBFR + 0.25%	Monthly	USD	639,700	May 2033	MSI	—	23,223	23,223
Receive	Pinterest, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	793,908	May 2033	MSI	—	(171,330)	(171,330)
Receive	Raizen SA	1-Day USD OBFR + 0.55%	Monthly	USD	702,140	May 2033	MSI	—	(44,280)	(44,280)
Receive	Rambus, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	417,372	May 2033	MSI	—	(87,479)	(87,479)
Receive	Rocket Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	220,156	May 2033	MSI	—	15,564	15,564
Receive	S&P Global, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	280,362	May 2033	MSI	—	573	573
Receive	Samsung Electro-Mechanics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	788,805	May 2033	MSI	—	4,202	4,202
Receive	Samsung Electronics Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	1,045,649	May 2033	MSI	—	(33,185)	(33,185)
Receive	Sarepta Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,298,306	May 2033	MSI	—	(91,710)	(91,710)
Receive	Shopify, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	830,877	May 2033	MSI	—	(40,878)	(40,878)
Receive	Stevanato Group SpA	1-Day USD OBFR + 0.25%	Monthly	USD	211,756	May 2033	MSI	—	(6,204)	(6,204)
Receive	Structure Therapeutics, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	410,474	May 2033	MSI	—	(66,755)	(66,755)
Receive	Stryker Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	1,189,387	May 2033	MSI	—	(3,448)	(3,448)
Receive	Sumitomo Electric Industries, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	140,273,186	May 2033	MSI	—	(80,393)	(80,393)
Receive	Sunny Optical Technology Group Company, Ltd.	1-Day HKD HONIA Compounded OIS + 0.40%	Monthly	HKD	2,625,930	May 2033	MSI	—	(35,606)	(35,606)
18	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Svenska Handelsbanken AB, A Shares	1-Month SEK STIBOR + 0.30%	Monthly	SEK	2,664,245	May 2033	MSI	—	$(4,500)	$(4,500)
Receive	Taiwan Semiconductor Manufacturing Company, Ltd.	1-Day USD OBFR + 0.55%	Monthly	USD	3,204,638	May 2033	MSI	—	(283,883)	(283,883)
Receive	Take-Two Interactive Software, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,092,487	May 2033	MSI	—	(22,346)	(22,346)
Receive	Target Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	816,415	May 2033	MSI	—	(6,697)	(6,697)
Receive	The Bank Of Nagoya, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	15,124,000	May 2033	MSI	—	1,848	1,848
Receive	The Swatch Group AG, Bearer Shares	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	87,057	May 2033	MSI	—	5,839	5,839
Receive	Tokyo Electron, Ltd.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	17,332,118	May 2033	MSI	—	833	833
Receive	Trupanion, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	421,422	May 2033	MSI	—	54,191	54,191
Receive	Twist Bioscience Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	887,788	May 2033	MSI	—	(7,573)	(7,573)
Receive	Ulvac, Inc.	1-Day JPY TONAR Compounded OIS + 0.35%	Monthly	JPY	164,788,015	May 2033	MSI	—	(161,005)	(161,005)
Receive	UnitedHealth Group, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	676,681	May 2033	MSI	—	78,247	78,247
Receive	VanEck Gold Miners ETF	1-Day USD OBFR + 0.25%	Monthly	USD	1,021,918	May 2033	MSI	—	(3,068)	(3,068)
Receive	Will Semiconductor Company, Ltd., Class A	1-Day USD OBFR + 0.70%	Monthly	USD	539,574	May 2033	MSI	—	(25,925)	(25,925)
Receive	Win Semiconductors Corp.	1-Day USD OBFR + 0.55%	Monthly	USD	769,388	May 2033	MSI	—	(153,046)	(153,046)
Receive	Wingstop, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,284,373	May 2033	MSI	—	(78,174)	(78,174)
Receive	Zai Lab, Ltd., ADR	1-Day USD OBFR + 0.25%	Monthly	USD	480,042	May 2033	MSI	—	26,355	26,355
Receive	Zoetis, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	258,605	May 2033	MSI	—	3,225	3,225
Receive	Zscaler, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	251,294	May 2033	MSI	—	(31,456)	(31,456)
Receive	Apple, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	107,839	May 2033	MSI	—	(3,284)	(3,284)
Receive	Eli Lilly & Company	1-Day USD OBFR + 0.25%	Monthly	USD	713,795	May 2033	MSI	—	(111,445)	(111,445)
Receive	Mastercard, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,077,144	May 2033	MSI	—	47,049	47,049
Receive	Merck & Company, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	207,521	May 2033	MSI	—	(10,057)	(10,057)
Receive	Meta Platforms, Inc., Class A	1-Day USD OBFR + 0.25%	Monthly	USD	1,003,732	May 2033	MSI	—	(45,480)	(45,480)
Receive	Microsoft Corp.	1-Day USD OBFR + 0.25%	Monthly	USD	366,415	May 2033	MSI	—	(11,307)	(11,307)
Receive	Novartis AG	1-Day CHF SARON Compounded OIS + 0.30%	Monthly	CHF	737,205	May 2033	MSI	—	(9,613)	(9,613)
Receive	Salesforce, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	1,095,238	May 2033	MSI	—	22,296	22,296
Receive	SK Hynix, Inc.	1-Day USD OBFR + 0.55%	Monthly	USD	1,495,852	May 2033	MSI	—	(209,704)	(209,704)
Receive	Spotify Technology SA	1-Day USD OBFR + 0.25%	Monthly	USD	955,700	May 2033	MSI	—	129,964	129,964
Receive	Texas Instruments, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	946,456	May 2033	MSI	—	13,518	13,518
Receive	Uber Technologies, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	2,107,687	May 2033	MSI	—	(233,185)	(233,185)
Receive	Vertex Pharmaceuticals, Inc.	1-Day USD OBFR + 0.25%	Monthly	USD	26,997	May 2033	MSI	—	201	201
								$(64,396)	$(5,781,236)	$(5,845,632)
(a)The Goldman Sachs US Dispersion Series 17I Index is a custom index that aims to notionally replicate exposure to long implied correlation by buying in the S&P 500 Index option market and selling in the single-stock option markets for constituent stocks in the S&P 500 Index with a delta hedge overlay. Details and components of the Goldman Sachs US Dispersion Series 17I Index are not publicly available. See below for components of the index.
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Dec24_C_5750	0.0010	0.1240	7.60%
Equity Option - SPX_16Aug24_P_5300	0.0008	0.0094	5.89%
Equity Option - SPX_17Jan25_C_5850	0.0007	0.0820	5.77%
Equity Option - SPX_20Sep24_C_5600	0.0007	0.0654	5.77%
Equity Option - SPX_15Nov24_C_5600	0.0007	0.1226	5.73%
Equity Option - SPX_18Oct24_C_5300	0.0007	0.2398	5.56%
Equity Option - SPX_20Sep24_C_5625	0.0007	0.0498	5.10%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	19

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_15Nov24_C_5500	0.0007	0.1493	5.09%
Equity Forward - AAPL.OQ_20Sep24_220	0.0160	0.0559	5.04%
Equity Option - SPX_17Jan25_C_5900	0.0006	0.0565	4.75%
Equity Forward - AAPL.OQ_16Aug24_220	0.0149	0.0361	4.69%
Equity Option - SPX_16Aug24_C_4850	0.0006	0.4100	4.68%
Equity Option - SPX_20Dec24_P_5225	0.0006	0.0507	4.55%
Equity Option - SPX_18Oct24_C_5500	0.0005	0.1021	4.27%
Equity Option - SPX_16Aug24_C_5400	0.0005	0.0849	4.16%
Equity Option - SPX_16Aug24_C_5560	0.0005	0.0276	4.12%
Equity Option - SPX_17Jan25_C_6100	0.0005	0.0220	4.11%
Equity Option - SPX_20Sep24_C_5630	0.0005	0.0381	4.02%
Equity Option - SPX_16Aug24_P_5155	0.0005	0.0026	4.02%
Equity Option - SPX_18Oct24_P_4825	0.0005	0.0094	3.95%
Equity Option - SPX_18Oct24_C_5350	0.0005	0.1494	3.94%
Equity Option - SPX_16Aug24_P_5050	0.0005	0.0016	3.87%
Equity Option - SPX_16Aug24_C_5490	0.0005	0.0460	3.87%
Equity Option - SPX_15Nov24_C_5400	0.0005	0.1468	3.83%
Equity Option - SPX_15Nov24_C_5750	0.0005	0.0455	3.80%
Equity Option - SPX_20Dec24_P_5200	0.0005	0.0400	3.76%
Equity Option - SPX_16Aug24_C_5340	0.0005	0.1010	3.76%
Equity Option - SPX_15Nov24_C_5350	0.0005	0.1607	3.72%
Equity Option - SPX_17Jan25_C_6000	0.0005	0.0301	3.71%
Equity Option - SPX_18Oct24_C_5800	0.0005	0.0203	3.68%
Equity Option - SPX_16Aug24_C_5470	0.0005	0.0500	3.67%
Equity Option - SPX_20Dec24_C_5925	0.0005	0.0297	3.60%
Equity Option - SPX_15Nov24_P_5075	0.0005	0.0223	3.53%
Equity Option - SPX_18Oct24_C_5250	0.0005	0.1706	3.53%
Equity Option - SPX_20Sep24_C_5250	0.0004	0.1533	3.51%
Equity Option - SPX_20Dec24_P_5500	0.0004	0.0676	3.50%
Equity Option - SPX_16Aug24_C_5500	0.0004	0.0385	3.48%
Equity Option - SPX_20Dec24_C_5800	0.0004	0.0474	3.48%
Equity Option - SPX_20Sep24_C_5735	0.0004	0.0158	3.48%
Equity Option - SPX_15Nov24_C_5700	0.0004	0.0510	3.46%
Equity Option - SPX_20Sep24_C_5710	0.0004	0.0190	3.45%
Equity Option - SPX_16Aug24_P_5000	0.0004	0.0012	3.44%
Equity Forward - NVDA.OQ_20Sep24_117	0.0207	0.0202	3.43%
Equity Option - SPX_20Sep24_C_5575	0.0004	0.0435	3.34%
Equity Option - SPX_21Feb25_C_5900	0.0004	0.0505	3.31%
Equity Option - SPX_16Aug24_P_4300	0.0004	0.0003	3.29%
Equity Option - SPX_18Oct24_P_4950	0.0004	0.0103	3.26%
Equity Option - SPX_20Dec24_P_5250	0.0004	0.0381	3.26%
Equity Option - SPX_18Oct24_C_5710	0.0004	0.0302	3.23%
Equity Option - SPX_16Aug24_C_5370	0.0004	0.0753	3.20%
Equity Option - SPX_21Mar25_C_6100	0.0004	0.0308	3.16%
Equity Option - SPX_16Aug24_P_5175	0.0004	0.0022	3.14%
Equity Option - SPX_18Oct24_P_5395	0.0004	0.0317	3.10%
Equity Forward - NVDA.OQ_16Aug24_117	0.0183	0.0065	3.03%
Equity Option - SPX_18Oct24_C_5475	0.0004	0.0790	3.03%
Equity Option - SPX_18Oct24_C_5525	0.0004	0.0656	3.01%
Equity Option - SPX_20Sep24_C_5620	0.0004	0.0302	3.00%
Equity Option - SPX_16Aug24_P_5210	0.0004	0.0026	2.98%
Equity Option - SPX_20Sep24_P_5125	0.0004	0.0087	2.98%
Equity Option - SPX_21Feb25_C_5850	0.0004	0.0530	2.98%
Equity Option - SPX_16Aug24_P_5150	0.0004	0.0019	2.98%
20	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Dec24_C_5700	0.0004	0.0572	2.96%
Equity Option - SPX_18Oct24_P_5225	0.0004	0.0187	2.96%
Equity Option - SPX_20Sep24_P_5260	0.0004	0.0135	2.90%
Equity Option - SPX_21Feb25_C_5675	0.0004	0.0831	2.88%
Equity Option - SPX_18Oct24_C_5075	0.0004	0.1958	2.88%
Equity Option - SPX_18Oct24_C_5700	0.0004	0.0284	2.88%
Equity Option - SPX_15Nov24_P_5325	0.0004	0.0316	2.84%
Equity Option - SPX_16Aug24_C_5450	0.0004	0.0435	2.82%
Equity Option - SPX_21Mar25_C_5850	0.0004	0.0582	2.80%
Equity Option - SPX_15Nov24_C_5300	0.0004	0.1339	2.78%
Equity Option - SPX_20Sep24_P_5175	0.0004	0.0096	2.78%
Equity Option - SPX_20Dec24_C_5825	0.0004	0.0341	2.76%
Equity Option - SPX_16Aug24_C_5250	0.0004	0.1024	2.74%
Equity Option - SPX_20Sep24_C_5590	0.0004	0.0328	2.73%
Equity Option - SPX_15Nov24_C_5550	0.0003	0.0685	2.72%
Equity Option - SPX_20Sep24_P_5465	0.0003	0.0269	2.70%
Equity Option - SPX_20Sep24_P_5270	0.0003	0.0130	2.70%
Equity Option - SPX_16Aug24_P_5080	0.0003	0.0012	2.64%
Equity Option - SPX_16Aug24_P_4775	0.0003	0.0005	2.64%
Equity Option - SPX_17Jan25_P_5325	0.0003	0.0391	2.63%
Equity Option - SPX_20Sep24_C_5075	0.0003	0.1681	2.63%
Equity Option - SPX_21Feb25_P_5050	0.0003	0.0282	2.63%
Equity Option - SPX_18Oct24_C_5725	0.0003	0.0224	2.60%
Equity Option - SPX_18Oct24_P_5490	0.0003	0.0350	2.59%
Equity Option - SPX_20Dec24_C_5550	0.0003	0.0784	2.59%
Equity Option - SPX_16Aug24_P_4600	0.0003	0.0004	2.58%
Equity Option - SPX_21Feb25_P_5375	0.0003	0.0468	2.57%
Equity Option - SPX_16Aug24_C_5475	0.0003	0.0338	2.56%
Equity Option - SPX_16Aug24_C_5050	0.0003	0.1586	2.55%
Equity Option - SPX_18Oct24_C_5840	0.0003	0.0109	2.54%
Equity Option - SPX_20Sep24_C_5740	0.0003	0.0111	2.54%
Equity Option - SPX_18Oct24_P_4775	0.0003	0.0055	2.53%
Equity Option - SPX_15Nov24_P_4975	0.0003	0.0129	2.52%
Equity Option - SPX_20Sep24_C_5650	0.0003	0.0210	2.51%
Equity Option - SPX_20Dec24_P_5125	0.0003	0.0231	2.51%
Equity Option - SPX_16Aug24_P_5110	0.0003	0.0013	2.50%
Equity Option - SPX_20Dec24_C_5850	0.0003	0.0280	2.50%
Equity Option - SPX_20Sep24_P_5295	0.0003	0.0131	2.48%
Equity Option - SPX_16Aug24_C_5570	0.0003	0.0151	2.48%
Equity Option - SPX_16Aug24_C_5440	0.0003	0.0407	2.48%
Equity Option - SPX_20Sep24_C_5450	0.0003	0.0574	2.47%
Equity Option - SPX_17Jan25_P_5600	0.0003	0.0610	2.46%
Equity Option - SPX_18Oct24_P_5580	0.0003	0.0427	2.42%
Equity Option - SPX_20Sep24_C_5700	0.0003	0.0143	2.42%
Equity Option - SPX_16Aug24_C_5200	0.0003	0.1046	2.41%
Equity Option - SPX_20Dec24_C_5500	0.0003	0.0829	2.41%
Equity Option - SPX_15Nov24_P_5025	0.0003	0.0136	2.40%
Equity Option - SPX_16Aug24_C_5360	0.0003	0.0584	2.37%
Equity Option - SPX_20Sep24_P_5300	0.0003	0.0127	2.36%
Equity Option - SPX_20Sep24_C_5100	0.0003	0.1431	2.35%
Equity Option - SPX_17Jan25_P_5225	0.0003	0.0290	2.34%
Equity Option - SPX_20Sep24_P_5100	0.0003	0.0063	2.33%
Equity Option - SPX_21Mar25_P_5200	0.0003	0.0354	2.33%
Equity Option - SPX_15Nov24_P_5050	0.0003	0.0139	2.33%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	21

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Sep24_P_5315	0.0003	0.0132	2.32%
Equity Option - SPX_17Apr25_C_6200	0.0003	0.0200	2.32%
Equity Option - SPX_20Sep24_P_4875	0.0003	0.0033	2.29%
Equity Option - SPX_20Sep24_P_5470	0.0003	0.0231	2.27%
Equity Option - SPX_16Aug24_C_5225	0.0003	0.0913	2.26%
Equity Option - SPX_20Dec24_C_5950	0.0003	0.0167	2.26%
Equity Option - SPX_17Jan25_C_5650	0.0003	0.0598	2.26%
Equity Option - SPX_21Mar25_P_5175	0.0003	0.0330	2.26%
Equity Option - SPX_16Aug24_C_5530	0.0003	0.0196	2.25%
Equity Option - SPX_18Oct24_P_5295	0.0003	0.0172	2.24%
Equity Option - SPX_17Jan25_C_5600	0.0003	0.0676	2.24%
Equity Option - SPX_16Aug24_C_5510	0.0003	0.0229	2.24%
Equity Option - SPX_18Oct24_C_5400	0.0003	0.0737	2.23%
Equity Option - SPX_17Jan25_P_5575	0.0003	0.0528	2.23%
Equity Option - SPX_20Sep24_C_5375	0.0003	0.0673	2.21%
Equity Option - SPX_16Aug24_P_5140	0.0003	0.0013	2.21%
Equity Option - SPX_18Oct24_P_4900	0.0003	0.0062	2.21%
Equity Option - SPX_16Aug24_C_5445	0.0003	0.0351	2.20%
Equity Option - SPX_17Jan25_P_5300	0.0003	0.0312	2.20%
Equity Option - SPX_20Dec24_C_5600	0.0003	0.0577	2.19%
Equity Option - SPX_16Aug24_C_5000	0.0003	0.1496	2.18%
Equity Option - SPX_18Oct24_C_5925	0.0003	0.0052	2.18%
Equity Option - SPX_16Aug24_C_5425	0.0003	0.0388	2.17%
Equity Option - SPX_20Sep24_P_5420	0.0003	0.0182	2.17%
Equity Option - SPX_18Oct24_P_4500	0.0003	0.0028	2.15%
Equity Option - SPX_16Aug24_C_5275	0.0003	0.0738	2.15%
Equity Option - SPX_20Sep24_C_5675	0.0003	0.0152	2.15%
Equity Option - SPX_21Mar25_C_6050	0.0003	0.0246	2.15%
Equity Option - SPX_18Oct24_C_5150	0.0003	0.1273	2.14%
Equity Option - SPX_20Dec24_P_5300	0.0003	0.0277	2.14%
Equity Option - SPX_15Nov24_P_5125	0.0003	0.0150	2.13%
Equity Option - SPX_18Oct24_P_5435	0.0003	0.0242	2.11%
Equity Option - SPX_18Oct24_P_4800	0.0003	0.0048	2.10%
Equity Option - SPX_16Aug24_P_4800	0.0003	0.0004	2.09%
Equity Option - SPX_20Dec24_C_5775	0.0003	0.0309	2.07%
Equity Option - SPX_20Sep24_P_5290	0.0003	0.0107	2.06%
Equity Option - SPX_18Oct24_P_4750	0.0003	0.0042	2.06%
Equity Option - SPX_16Aug24_C_5325	0.0003	0.0586	2.06%
Equity Option - SPX_20Sep24_P_4925	0.0003	0.0034	2.04%
Equity Option - SPX_15Nov24_P_5090	0.0003	0.0131	2.01%
Equity Option - SPX_16Aug24_P_5010	0.0003	0.0007	2.00%
Equity Option - SPX_21Mar25_P_5550	0.0003	0.0520	2.00%
Equity Option - SPX_20Sep24_P_5320	0.0003	0.0116	2.00%
Equity Option - SPX_20Dec24_C_5900	0.0003	0.0183	2.00%
Equity Option - SPX_18Oct24_C_5850	0.0003	0.0080	1.99%
Equity Option - SPX_18Oct24_C_5590	0.0003	0.0332	1.98%
Equity Option - SPX_20Sep24_P_4600	0.0003	0.0016	1.97%
Equity Option - SPX_20Dec24_P_4825	0.0003	0.0105	1.97%
Equity Option - SPX_20Sep24_C_5425	0.0003	0.0502	1.96%
Equity Option - SPX_18Oct24_C_5830	0.0003	0.0089	1.96%
Equity Option - SPX_20Sep24_P_4500	0.0003	0.0013	1.95%
Equity Option - SPX_20Dec24_C_5725	0.0002	0.0346	1.95%
Equity Option - SPX_17Jan25_P_5275	0.0002	0.0264	1.95%
Equity Option - SPX_20Sep24_P_5150	0.0002	0.0062	1.94%
22	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_16Aug24_P_4575	0.0002	0.0003	1.94%
Equity Option - SPX_20Sep24_C_5400	0.0002	0.0542	1.94%
Equity Option - SPX_17Jan25_P_5100	0.0002	0.0193	1.94%
Equity Option - SPX_20Sep24_C_5760	0.0002	0.0072	1.93%
Equity Option - SPX_15Nov24_P_4825	0.0002	0.0073	1.92%
Equity Option - SPX_20Sep24_C_5770	0.0002	0.0066	1.92%
Equity Option - SPX_20Sep24_C_5025	0.0002	0.1343	1.92%
Equity Option - SPX_20Sep24_P_4300	0.0002	0.0009	1.90%
Equity Option - SPX_18Oct24_C_5745	0.0002	0.0145	1.89%
Equity Option - SPX_16Aug24_P_4950	0.0002	0.0006	1.88%
Equity Option - SPX_20Dec24_C_5575	0.0002	0.0532	1.88%
Equity Option - SPX_20Dec24_P_5475	0.0002	0.0343	1.87%
Equity Option - SPX_17Jan25_C_5400	0.0002	0.0886	1.87%
Equity Option - SPX_17Jan25_C_5700	0.0002	0.0427	1.86%
Equity Option - SPX_18Oct24_C_5325	0.0002	0.0747	1.85%
Equity Option - SPX_16Aug24_C_5350	0.0002	0.0474	1.84%
Equity Option - SPX_20Dec24_P_5275	0.0002	0.0227	1.84%
Equity Option - SPX_15Nov24_P_4725	0.0002	0.0057	1.84%
Equity Option - SPX_15Nov24_C_5650	0.0002	0.0328	1.83%
Equity Option - SPX_16Aug24_P_5255	0.0002	0.0021	1.82%
Equity Option - SPX_20Sep24_C_5490	0.0002	0.0352	1.79%
Equity Option - SPX_18Oct24_C_5750	0.0002	0.0133	1.78%
Equity Option - SPX_15Nov24_C_5475	0.0002	0.0559	1.77%
Equity Option - SPX_15Nov24_C_5675	0.0002	0.0288	1.77%
Equity Option - SPX_16Aug24_P_4250	0.0002	0.0002	1.76%
Equity Option - SPX_20Sep24_C_5640	0.0002	0.0157	1.76%
Equity Option - SPX_16Aug24_P_4700	0.0002	0.0003	1.76%
Equity Option - SPX_20Sep24_C_5525	0.0002	0.0296	1.76%
Equity Option - SPX_20Dec24_P_5175	0.0002	0.0178	1.76%
Equity Option - SPX_16Aug24_P_5100	0.0002	0.0009	1.76%
Equity Option - SPX_20Sep24_C_5300	0.0002	0.0671	1.75%
Equity Option - SPX_18Oct24_C_5740	0.0002	0.0138	1.74%
Equity Option - SPX_18Oct24_C_5875	0.0002	0.0059	1.74%
Equity Option - SPX_15Nov24_P_4750	0.0002	0.0057	1.74%
Equity Option - SPX_16Aug24_P_4850	0.0002	0.0004	1.72%
Equity Option - SPX_16Aug24_C_4800	0.0002	0.1611	1.72%
Equity Option - SPX_18Oct24_P_5025	0.0002	0.0064	1.71%
Equity Option - SPX_16Aug24_C_5575	0.0002	0.0099	1.71%
Equity Option - SPX_20Sep24_P_4825	0.0002	0.0022	1.70%
Equity Forward - AAPL.OQ_15Nov24_220	0.0054	0.0275	1.70%
Equity Option - SPX_16Aug24_P_5290	0.0002	0.0025	1.70%
Equity Option - SPX_17Jan25_C_5800	0.0002	0.0283	1.68%
Equity Option - SPX_16Aug24_P_4550	0.0002	0.0002	1.68%
Equity Option - SPX_15Nov24_P_5225	0.0002	0.0148	1.67%
Equity Option - SPX_15Nov24_P_5200	0.0002	0.0139	1.67%
Equity Forward - AAPL.OQ_20Dec24_220	0.0053	0.0317	1.67%
Equity Option - SPX_18Oct24_P_4625	0.0002	0.0026	1.63%
Equity Option - SPX_18Oct24_P_5175	0.0002	0.0088	1.59%
Equity Option - SPX_20Sep24_C_5050	0.0002	0.1062	1.59%
Equity Option - SPX_16Aug24_C_5390	0.0002	0.0338	1.58%
Equity Option - SPX_20Dec24_P_4850	0.0002	0.0087	1.57%
Equity Option - SPX_20Sep24_P_4775	0.0002	0.0018	1.56%
Equity Option - SPX_20Sep24_P_4750	0.0002	0.0017	1.56%
Equity Option - SPX_16Aug24_P_5200	0.0002	0.0013	1.54%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	23

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_18Oct24_C_5450	0.0002	0.0432	1.53%
Equity Option - SPX_21Mar25_P_5525	0.0002	0.0381	1.52%
Equity Option - SPX_15Nov24_P_4800	0.0002	0.0055	1.52%
Equity Option - SPX_20Dec24_P_5450	0.0002	0.0265	1.52%
Equity Option - SPX_20Sep24_P_4900	0.0002	0.0023	1.51%
Equity Option - SPX_17Jan25_P_4925	0.0002	0.0112	1.51%
Equity Forward - AAPL.OQ_18Oct24_220	0.0048	0.0207	1.51%
Equity Option - SPX_20Sep24_P_4450	0.0002	0.0009	1.49%
Equity Option - SPX_20Sep24_P_4800	0.0002	0.0018	1.49%
Equity Option - SPX_20Dec24_C_5625	0.0002	0.0363	1.48%
Equity Option - SPX_18Oct24_P_5000	0.0002	0.0052	1.48%
Equity Option - SPX_20Sep24_C_4875	0.0002	0.1304	1.48%
Equity Option - SPX_18Oct24_P_4975	0.0002	0.0049	1.47%
Equity Option - SPX_20Dec24_P_4875	0.0002	0.0085	1.47%
Equity Option - SPX_20Sep24_C_5520	0.0002	0.0252	1.47%
Equity Option - SPX_20Sep24_P_5350	0.0002	0.0095	1.47%
Equity Option - SPX_20Sep24_P_5180	0.0002	0.0052	1.47%
Equity Option - SPX_16Aug24_C_4900	0.0002	0.1185	1.46%
Equity Option - SPX_21Mar25_P_5500	0.0002	0.0350	1.45%
Equity Option - SPX_16Aug24_C_5300	0.0002	0.0456	1.45%
Equity Option - SPX_17Jan25_P_5250	0.0002	0.0188	1.45%
Equity Option - SPX_20Sep24_P_4475	0.0002	0.0010	1.45%
Equity Option - SPX_15Nov24_P_4675	0.0002	0.0042	1.45%
Equity Option - SPX_15Nov24_C_5450	0.0002	0.0488	1.45%
Equity Option - SPX_20Sep24_C_5500	0.0002	0.0273	1.45%
Equity Option - SPX_20Sep24_C_5350	0.0002	0.0476	1.44%
Equity Option - SPX_20Dec24_C_5450	0.0002	0.0561	1.44%
Equity Option - SPX_20Sep24_P_5425	0.0002	0.0124	1.44%
Equity Option - SPX_17Apr25_C_6050	0.0002	0.0198	1.44%
Equity Option - SPX_18Oct24_C_5790	0.0002	0.0084	1.44%
Equity Option - SPX_16Aug24_P_5025	0.0002	0.0005	1.43%
Equity Forward - NVDA.OQ_15Nov24_117	0.0086	0.0164	1.43%
Equity Option - SPX_20Sep24_C_5440	0.0002	0.0345	1.43%
Equity Option - SPX_16Aug24_C_5550	0.0002	0.0105	1.43%
Equity Option - SPX_17Jan25_C_5775	0.0002	0.0259	1.42%
Equity Option - SPX_16Aug24_C_5025	0.0002	0.0925	1.42%
Equity Option - SPX_20Sep24_C_5540	0.0002	0.0221	1.41%
Equity Option - SPX_20Sep24_C_4900	0.0002	0.1202	1.41%
Equity Option - SPX_20Dec24_P_5150	0.0002	0.0136	1.40%
Equity Forward - AMZN.OQ_20Sep24_185	0.0053	0.0181	1.40%
Equity Option - SPX_20Sep24_P_5455	0.0002	0.0135	1.40%
Equity Option - SPX_15Nov24_P_4950	0.0002	0.0068	1.40%
Equity Option - SPX_20Sep24_P_5200	0.0002	0.0052	1.39%
Equity Option - SPX_17Apr25_P_5650	0.0002	0.0440	1.39%
Equity Option - SPX_17Apr25_P_5300	0.0002	0.0264	1.39%
Equity Option - SPX_17Apr25_C_5975	0.0002	0.0237	1.39%
Equity Option - SPX_18Oct24_P_4725	0.0002	0.0027	1.38%
Equity Option - SPX_20Sep24_C_5550	0.0002	0.0205	1.38%
Equity Option - SPX_18Oct24_P_5530	0.0002	0.0209	1.38%
Equity Option - SPX_18Oct24_P_5345	0.0002	0.0121	1.38%
Equity Option - SPX_17Jan25_C_5675	0.0002	0.0338	1.37%
Equity Option - SPX_18Oct24_C_5755	0.0002	0.0099	1.36%
Equity Option - SPX_18Oct24_C_5890	0.0002	0.0042	1.36%
Equity Option - SPX_18Oct24_P_5450	0.0002	0.0163	1.36%
24	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_20Sep24_C_5460	0.0002	0.0304	1.36%
Equity Option - SPX_17Jan25_P_4750	0.0002	0.0076	1.36%
Equity Option - SPX_16Aug24_C_5420	0.0002	0.0247	1.35%
Equity Option - SPX_18Oct24_P_5050	0.0002	0.0054	1.34%
Equity Option - SPX_20Sep24_C_5750	0.0002	0.0054	1.34%
Equity Option - SPX_20Sep24_P_5440	0.0002	0.0120	1.33%
Equity Option - SPX_20Sep24_C_5720	0.0002	0.0068	1.33%
Equity Option - SPX_16Aug24_P_5240	0.0002	0.0014	1.33%
Equity Option - SPX_18Oct24_C_5670	0.0002	0.0152	1.32%
Equity Option - SPX_18Oct24_C_5550	0.0002	0.0260	1.31%
Equity Option - SPX_21Mar25_C_6000	0.0002	0.0176	1.31%
Equity Option - SPX_15Nov24_P_5330	0.0002	0.0147	1.31%
Equity Option - SPX_20Dec24_P_5375	0.0002	0.0194	1.29%
Equity Option - SPX_21Feb25_C_5625	0.0002	0.0419	1.29%
Equity Option - SPX_20Sep24_C_5800	0.0002	0.0034	1.29%
Equity Option - SPX_18Oct24_C_5780	0.0002	0.0080	1.29%
Equity Option - SPX_21Feb25_P_5275	0.0002	0.0198	1.28%
Equity Option - SPX_18Oct24_P_5660	0.0002	0.0285	1.28%
Equity Option - SPX_18Oct24_C_5960	0.0002	0.0024	1.28%
Equity Option - SPX_15Nov24_C_5690	0.0002	0.0195	1.27%
Equity Option - SPX_17Jan25_P_5050	0.0002	0.0115	1.26%
Equity Option - SPX_18Oct24_P_5080	0.0002	0.0054	1.25%
Equity Forward - AAPL.OQ_17Jan25_220	0.0040	0.0268	1.25%
Equity Option - SPX_20Sep24_P_5460	0.0002	0.0122	1.24%
Equity Option - SPX_17Jan25_P_5150	0.0002	0.0135	1.24%
Equity Option - SPX_18Oct24_P_5550	0.0002	0.0199	1.24%
Equity Option - SPX_18Oct24_P_5370	0.0002	0.0117	1.24%
Equity Option - SPX_18Oct24_C_5720	0.0002	0.0109	1.24%
Equity Option - SPX_21Feb25_C_5700	0.0002	0.0334	1.23%
Equity Option - SPX_20Dec24_P_5400	0.0002	0.0194	1.23%
Equity Option - SPX_20Sep24_P_4850	0.0002	0.0017	1.23%
Equity Forward - UNH.N_20Sep24_580	0.0015	-0.0017	1.23%
Equity Option - SPX_20Sep24_P_4725	0.0002	0.0013	1.23%
Equity Option - SPX_21Feb25_C_5800	0.0002	0.0252	1.22%
Equity Option - SPX_20Sep24_C_5475	0.0002	0.0254	1.21%
Equity Option - SPX_20Dec24_P_4950	0.0002	0.0080	1.21%
Equity Option - SPX_17Jan25_P_5425	0.0002	0.0215	1.20%
Equity Option - SPX_18Oct24_P_5625	0.0002	0.0242	1.20%
Equity Option - SPX_17Jan25_C_6050	0.0002	0.0080	1.20%
Equity Forward - JPM.N_20Sep24_215	0.0040	-0.0023	1.19%
Equity Option - SPX_20Dec24_P_4800	0.0002	0.0061	1.19%
Equity Option - SPX_17Apr25_C_6250	0.0002	0.0087	1.18%
Equity Option - SPX_21Feb25_P_4950	0.0002	0.0109	1.18%
Equity Option - SPX_21Feb25_C_5950	0.0002	0.0153	1.18%
Equity Option - SPX_18Oct24_P_5540	0.0002	0.0183	1.17%
Equity Option - SPX_18Oct24_P_5365	0.0002	0.0109	1.17%
Equity Option - SPX_17Jan25_P_5650	0.0001	0.0318	1.17%
Equity Option - SPX_17Jan25_P_5375	0.0001	0.0190	1.17%
Equity Option - SPX_18Oct24_P_4875	0.0001	0.0031	1.17%
Equity Option - SPX_20Sep24_C_5200	0.0001	0.0575	1.17%
Equity Option - SPX_20Sep24_P_5485	0.0001	0.0125	1.16%
Equity Option - SPX_20Sep24_C_5645	0.0001	0.0101	1.16%
Equity Option - SPX_18Oct24_P_4700	0.0001	0.0022	1.16%
Equity Option - SPX_20Dec24_C_5525	0.0001	0.0375	1.16%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	25

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_17Apr25_C_6300	0.0001	0.0071	1.15%
Equity Option - SPX_16Aug24_C_4725	0.0001	0.1179	1.14%
Equity Option - SPX_16Aug24_C_5375	0.0001	0.0262	1.14%
Equity Option - SPX_18Oct24_P_5405	0.0001	0.0119	1.13%
Equity Option - SPX_18Oct24_P_5205	0.0001	0.0068	1.13%
Equity Option - SPX_18Oct24_P_5610	0.0001	0.0218	1.13%
Equity Option - SPX_18Oct24_C_5910	0.0001	0.0030	1.13%
Equity Option - SPX_17Jan25_C_5450	0.0001	0.0482	1.12%
Equity Option - SPX_21Feb25_P_5100	0.0001	0.0130	1.12%
Equity Option - SPX_17Jan25_C_5525	0.0001	0.0407	1.12%
Equity Option - SPX_21Feb25_P_5175	0.0001	0.0146	1.12%
Equity Option - SPX_21Mar25_C_5825	0.0001	0.0248	1.11%
Equity Option - SPX_16Aug24_P_4150	0.0001	0.0001	1.11%
Equity Option - SPX_18Oct24_P_5020	0.0001	0.0041	1.11%
Equity Option - SPX_16Aug24_C_5410	0.0001	0.0215	1.11%
Equity Option - SPX_16Aug24_P_5040	0.0001	0.0004	1.11%
Equity Option - SPX_16Aug24_P_4870	0.0001	0.0003	1.11%
Equity Option - SPX_18Oct24_P_4925	0.0001	0.0033	1.10%
Equity Option - SPX_16Aug24_C_5460	0.0001	0.0159	1.10%
Equity Option - SPX_16Aug24_P_5315	0.0001	0.0020	1.10%
Equity Option - SPX_15Nov24_P_5000	0.0001	0.0059	1.10%
Equity Option - SPX_20Dec24_C_6000	0.0001	0.0065	1.10%
Equity Option - SPX_16Aug24_C_4700	0.0001	0.1169	1.10%
Equity Option - SPX_20Dec24_P_5325	0.0001	0.0148	1.09%
Equity Option - SPX_20Dec24_P_4925	0.0001	0.0069	1.09%
Equity Option - SPX_16Aug24_P_4400	0.0001	0.0001	1.09%
Equity Option - SPX_16Aug24_C_4875	0.0001	0.0917	1.09%
Equity Option - SPX_16Aug24_C_5175	0.0001	0.0505	1.09%
Equity Option - SPX_20Sep24_P_5475	0.0001	0.0112	1.08%
Equity Option - SPX_17Apr25_P_5600	0.0001	0.0317	1.08%
Equity Option - SPX_17Apr25_P_5250	0.0001	0.0190	1.08%
Equity Option - SPX_21Feb25_C_5600	0.0001	0.0370	1.07%
Equity Option - SPX_15Nov24_P_4875	0.0001	0.0045	1.07%
Equity Option - SPX_18Oct24_C_5565	0.0001	0.0198	1.06%
Equity Option - SPX_18Oct24_P_5375	0.0001	0.0102	1.06%
Equity Option - SPX_18Oct24_C_5650	0.0001	0.0136	1.06%
Equity Option - SPX_17Jan25_P_4775	0.0001	0.0062	1.06%
Equity Option - SPX_21Mar25_C_5925	0.0001	0.0179	1.06%
Equity Option - SPX_16Aug24_P_4865	0.0001	0.0003	1.06%
Equity Forward - AVGO.OQ_20Sep24_161	0.0047	0.0039	1.06%
Equity Option - SPX_18Oct24_P_5400	0.0001	0.0110	1.06%
Equity Option - SPX_18Oct24_C_5880	0.0001	0.0035	1.06%
Equity Option - SPX_17Apr25_C_5950	0.0001	0.0193	1.05%
Equity Option - SPX_21Mar25_P_5425	0.0001	0.0225	1.05%
Equity Option - SPX_15Nov24_C_5660	0.0001	0.0180	1.04%
Equity Option - SPX_21Feb25_C_5575	0.0001	0.0379	1.04%
Equity Option - SPX_15Nov24_P_5250	0.0001	0.0096	1.03%
Equity Option - SPX_16Aug24_P_4275	0.0001	0.0001	1.03%
Equity Option - SPX_20Sep24_C_5580	0.0001	0.0130	1.03%
Equity Option - SPX_18Oct24_C_5200	0.0001	0.0551	1.02%
Equity Option - SPX_21Feb25_C_5750	0.0001	0.0242	1.02%
Equity Option - SPX_17Jan25_P_5400	0.0001	0.0174	1.02%
Equity Forward - GOOG.OQ_20Sep24_175	0.0042	-0.0027	1.02%
Equity Option - SPX_21Mar25_P_5350	0.0001	0.0194	1.02%
26	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Goldman Sachs US Dispersion Series 17I Index Components
Underlying Investment	Units	Value	Weighting
Equity Option - SPX_17Apr25_C_6100	0.0001	0.0120	1.02%
Equity Option - SPX_20Sep24_P_5430	0.0001	0.0088	1.01%
Equity Option - SPX_17Jan25_P_5525	0.0001	0.0216	1.01%
Equity Option - SPX_18Oct24_C_5660	0.0001	0.0122	1.01%
Equity Option - SPX_20Sep24_P_5450	0.0001	0.0094	1.00%
Equity Option - SPX_20Dec24_P_5350	0.0001	0.0143	1.00%
Equity Option - SPX_18Oct24_C_5600	0.0001	0.0161	1.00%
Equity Option - SPX_20Dec24_P_5525	0.0001	0.0204	1.00%
Equity Option - SPX_20Sep24_C_5715	0.0001	0.0053	1.00%
Equity Option - AAPL.OQ_20Sep24_P_190	-0.0032	-0.0026	-1.00%
Equity Option - AAPL.OQ_20Sep24_C_225	-0.0035	-0.0282	-1.11%
Equity Option - AAPL.OQ_20Sep24_P_170	-0.0036	-0.0008	-1.13%
Equity Option - AAPL.OQ_16Aug24_C_205	-0.0037	-0.0679	-1.15%
Equity Option - AAPL.OQ_20Sep24_C_215	-0.0040	-0.0548	-1.25%
Equity Option - AAPL.OQ_16Aug24_P_180	-0.0046	-0.0007	-1.44%
Equity Option - AAPL.OQ_16Aug24_C_200	-0.0049	-0.1126	-1.53%
Equity Forward - SPX_21Feb25_5525	-0.0006	-0.0862	-5.00%
Equity Forward - SPX_17Jan25_5520	-0.0008	-0.0987	-6.40%
Equity Forward - SPX_20Dec24_5520	-0.0010	-0.1016	-8.05%
Equity Forward - SPX_15Nov24_5520	-0.0026	-0.2023	-20.34%
Equity Forward - SPX_18Oct24_5520	-0.0035	-0.2050	-27.40%
Equity Forward - SPX_20Sep24_5520	-0.0049	-0.1881	-38.10%
Equity Forward - SPX_16Aug24_5520	-0.0105	-0.1435	-81.63%
Cash - Federal Funds Rate	69.2349	69.2349	97.90%
Cash - Federal Funds Rate	-70.7232	-70.7232	-100.00%

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
DB	Deutsche Bank AG
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HONIA	Hong Kong Overnight Index Average Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NYRS	New York Registry Shares
OBFR	Overnight Bank Funding Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SONIA	Sterling Overnight Interbank Average Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SEAPORT LONG/SHORT FUND	27

SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TONAR	Tokyo Overnight Average Rate
28	JOHN HANCOCK SEAPORT LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$13,805,334	$11,714,870	$2,090,464	—
Consumer discretionary	28,324,855	20,672,675	7,652,180	—
Consumer staples	10,262,931	4,914,970	5,347,961	—
Energy	14,978,799	10,341,785	4,637,014	—
Financials	81,791,706	54,145,925	27,645,781	—
Health care	97,948,952	79,551,040	18,397,912	—
Industrials	16,362,638	8,256,747	8,105,891	—
Information technology	70,779,366	57,691,531	13,087,835	—
|	29

	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Materials	$14,994,961	$9,581,681	$5,413,280	—
Real estate	3,684,936	30,426	3,654,510	—
Utilities	3,673,805	1,432,061	2,241,744	—
Exchange-traded funds	8,905,758	8,905,758	—	—
Corporate bonds	1,594,146	—	1,594,146	—
Purchased options	1,134,873	1,131,719	3,154	—
Short-term investments	102,623,529	35,549,122	67,074,407	—
Total investments in securities	$470,866,589	$303,920,310	$166,946,279	—
Derivatives:
Assets
Futures	$13,832	$13,832	—	—
Forward foreign currency contracts	533,237	—	$533,237	—
Swap contracts	6,489,041	—	6,489,041	—
Liabilities
Forward foreign currency contracts	(94,593)	—	(94,593)	—
Written options	(76,804)	(76,804)	—	—
Swap contracts	(12,334,673)	—	(12,334,673)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	265,536	—	$29,896,744	$(27,241,927)	$(391)	$904	$25,525	—	$2,655,330
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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